Consolidated condensed statements of comprehensive income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Consolidated statements of comprehensive income [Abstract]
Profit/(loss) for the period	$ 22,747	$ 73,175
Items that may be subject to transfer to income statement
Change in fair value of cash flow hedges	(89,199)	(9,190)
Currency translation differences	(13,121)	(36,336)
Tax effect	21,939	(848)
Net income/(expenses) recognized directly in equity	(80,381)	(46,374)
Cash flow hedges	29,320	33,899
Tax effect	(7,330)	(8,475)
Transfers to income statement	21,990	25,424
Other comprehensive income/(loss)	(58,391)	(20,950)
Total comprehensive income/(loss) for the period	(35,644)	52,225
Total comprehensive (income)/loss attributable to non-controlling interest	(673)	(3,336)
Total comprehensive income/(loss) attributable to the Company	$ (36,317)	$ 48,889